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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2008

Check here if Amendment [ ]; Amendment Number: ____________

This Amendment (Check only one): [ ] is a restatement.
                                 [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    S.A.C. Global Investors LLP
Address: St. Martins Court, 4th Floor
         10 Paternoster Row
         London, EC4M 7HP
         United Kingdom

Form 13F File Number: 28-11288

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Peter Nussbaum
Title: Authorized Person
Phone: 203-890-2094

Signature, Place, and Date of Signing:


         /s/ Peter Nussbaum            Stamford, Connecticut   February 17, 2009
------------------------------------   ---------------------   -----------------
             [Signature]                   [City, State]             [Date]

Report type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this report manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holding are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 1

Form 13F Information Table Entry Total:            8*

Form 13F Information Table Value Total:       $7,968
                                          (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.   Form 13F File Number   Name
---   --------------------   ----------------------------
 1    28-4043                S.A.C. Capital Advisors, LLC

* Positions that are exempt from reporting under Special Instruction 9 to the Form 13F are excluded. However, positions that would not be exempt when aggregated with positions of the same security held by (i) the Other Included Managers or (ii) certain affiliates of the Reporting Manager which include the Reporting Manager as an Other Included Manager on their own Forms 13F, are listed herein.

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
          COLUMN 1            COLUMN 2  COLUMN 3 COLUMN 4         COLUMN 5            COLUMN 6    COLUMN 7        COLUMN 8
---------------------------- --------- --------- -------- ------------------------ -------------- -------- ---------------------
                                                                                                              VOTING AUTHORITY
                              TITLE OF             VALUE    SHRS OR          PUT /   INVESTMENT     OTHER  ---------------------
       NAME OF ISSUER          CLASS     CUSIP   (X$1000)   PRN AMT   SH/PRN  CALL   DISCRETION   MANAGERS SOLE    SHARED   NONE
---------------------------- --------- --------- -------- ----------- ------ ----- -------------- -------- ---- ----------- ----
AMERICA MOVIL SAB DE CV      Common    02364W105    2,185      70,500 SH           Shared-Defined 1                  70,500
COMPANHIA SIDERURGICA NACION Common    20440W105      320      25,000 SH           Shared-Defined 1                  25,000
COPA HOLDINGS SA             Common    P31076105    1,719      56,706 SH           Shared-Defined 1                  56,706
FREEPORT-MCMORAN COPPER & GO Common    35671D857      929      38,000 SH           Shared-Defined 1                  38,000
MARSH & MCLENNAN COS INC     Common    571748102    1,019      42,000 SH           Shared-Defined 1                  42,000
TAM SA                       Common    87484D103      218      26,400 SH           Shared-Defined 1                  26,400
TERNIUM SA                   Common    880890108      959     111,869 SH           Shared-Defined 1                 111,869
THOMPSON CREEK METALS CO INC Common    884768102      619     155,200 SH           Shared-Defined 1                 155,200